Risk management - Schedule of exposure to risk, Spain real estate business (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial assets	€ 243,203	€ 193,716	€ 163,853
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(286)	(226)	(215)
Spain
Disclosure of credit risk exposure [line items]
Excess of gross exposure over maximum recoverable amount of effective collateral	278,569
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(1,230)
Spain | Real estate operations in Spain | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,433
Spain | Real estate operations in Spain | Construction and property development
Disclosure of credit risk exposure [line items]
Financial assets	2,433	€ 2,327	€ 2,625	€ 2,871
Excess of gross exposure over maximum recoverable amount of effective collateral	259
Spain | Real estate operations in Spain | Construction and property development | Credit impaired
Disclosure of credit risk exposure [line items]
Excess of gross exposure over maximum recoverable amount of effective collateral	5
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,433
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	74
Written-off assets	346
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Individually calculated
Disclosure of credit risk exposure [line items]
Financial assets	(40)
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Credit impaired | Individually calculated
Disclosure of credit risk exposure [line items]
Financial assets	€ (29)